Financial Instruments And Risk Management (Commodity Price Positions) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 NYMEX Fixed Price Year 1 [Member] MMcf	Dec. 31, 2013 NYMEX Fixed Price Year 2 [Member] MMcf	Dec. 31, 2013 Natural Gas Contracts Basis Contracts [Member]		Dec. 31, 2013 Natural Gas [Member]	Dec. 31, 2013 Brent Fixed Price [Member] MBbls	Dec. 31, 2013 Crude Oil Contracts Basis Contracts [Member]		Dec. 31, 2013 Crude Oil [Member]	Dec. 31, 2013 Power [Member]	Dec. 31, 2016 Maximum [Member] Natural Gas Contracts Basis Contracts [Member]	Dec. 31, 2014 Minimum [Member] Natural Gas Contracts Basis Contracts [Member]
Commodity Price Position [Line Items]
Notional Daily Volumes			2,138.0	825.0				9.5
Term			Dec. 31, 2014	Dec. 31, 2015				Dec. 31, 2014					Dec. 31, 2016	Dec. 31, 2014
Average Price			4.17	4.37				94.19
Total Fair Value	$ 230	$ 575	$ (13)	$ 65	$ 116	[1]	$ 168	$ (5)	$ 74	[2]	$ 69	$ (7)

[1]	Encana has entered into swaps to protect against widening natural gas price differentials in Canada. These basis swaps are priced using differentials determined as a percentage of NYMEX.
[2]	Encana has entered into swaps to protect against widening oil price differentials between Brent and WTI. These basis swaps are priced using fixed price differentials.